LEASES, Lease Liability (Details) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease Liabilities [Abstract]
Total lease liabilities	[1]	€ 244.3	€ 284.7
Current lease liabilities		42.0	68.3	€ 0.0
Non-current lease liabilities		€ 202.3	€ 216.4	€ 0.0
Weighted average discount rate		4.00%	4.40%

[1]	Includes the current portion of 42.0 million for lease liabilities.